UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/08

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 07/31/08
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: $361,495  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]



                                                          Market Value
Other   Voting
Issuer                              Class      Cusip      x 1000
DiscretiQuantityManagersAuthority

ABBOTT LABORATORIES CMN             COMMON     002824100    7546.1062
Sole   142460   None    Sole
ALTRIA GROUP, INC. CMN              COMMON     00209S103       55.512
Sole     2700   None    Sole
AMERICAN STATES WATER CO CMN        COMMON     29899101       188.676
Sole     5400   None    Sole
AQUA AMERICA INC CMN                COMMON     03836W103    332.70251
Sole    20832   None    Sole
AUTOMATIC DATA PROCESSING INC       COMMON     053015103       108.94
Sole     2600   None    Sole
BAXTER INTERNATIONAL INC CMN        COMMON     071813109       4156.1
Sole    65000   None    Sole
BERKSHIRE HATHAWAY INC CL-A (D      COMMON     084670108       120.75
Sole        1   None    Sole
BERKSHIRE HATHAWAY INC. CLASS       COMMON     084670207       822.46
Sole      205   None    Sole
BOARDWALK PIPELINE PARTNERS LP      COMMON     096627104      1550.34
Sole    66000   None    Sole
BP P.L.C. SPONSORED ADR CMN         COMMON     055622104    14804.496
Sole   212800   None    Sole
BRISTOL-MYERS SQUIBB COMPANY C      COMMON     110122108     8901.808
Sole   433600   None    Sole
BUCKEYE GP HOLDINGS L.P. CMN        COMMON     118167105     1275.204
Sole    56400   None    Sole
BUCKEYE PARTNERS LP UNITS CMN       COMMON     118230101     1518.335
Sole    35500   None    Sole
CALIFORNIA WATER SERVICE GROUP      COMMON     130788102      124.526
Sole     3800   None    Sole
CATERPILLAR INC (DELAWARE) CMN      COMMON     149123101    4429.9382
Sole    60010   None    Sole
CHEVRON CORPORATION CMN             COMMON     166764100    3206.8555
Sole    32350   None    Sole
COACH INC CMN                       COMMON     189754104     5539.184
Sole   191800   None    Sole
COCA-COLA COMPANY (THE) CMN         COMMON     191216100       1.0396
Sole       20   None    Sole
CONNECTICUT WATER SVC CMN           COMMON     207797101         89.6
Sole     4000   None    Sole
CONSOLIDATED EDISON INC CMN         COMMON     209115104      9.88977
Sole      253   None    Sole
COVIDIEN LTD. CMN                   COMMON     G2552X108     2562.115
Sole    53500   None    Sole
DUNCAN ENERGY PARTNERS L.P. CM      COMMON     265026104       216.48
Sole    12000   None    Sole
EAGLE ROCK ENERGY PARTNERS, LP      COMMON     26985R104      615.136
Sole    37600   None    Sole
ELI LILLY & CO CMN                  COMMON     532457108    11189.184
Sole   242400   None    Sole
EMERSON ELECTRIC CO. CMN            COMMON     291011104        296.7
Sole     6000   None    Sole
ENBRIDGE ENERGY MGMT, LLC CMN       COMMON     29250X103    1354.9635
Sole    26490   None    Sole
ENBRIDGE ENERGY PARTNERS L P C      COMMON     29250R106     1001.169
Sole    19900   None    Sole
ENTERPRISE PRODUCTS PART L.P C      COMMON     293792107   1460.25082
Sole    49433   None    Sole
EXXON MOBIL CORPORATION CMN         COMMON     30231G10   10576.83382
Sole   120014   None    Sole
GENERAL ELECTRIC CO CMN             COMMON     369604103    15093.195
Sole   565500   None    Sole
GOLDMAN SACHS GROUP, INC.(THE)      COMMON     38141G104       472.23
Sole     2700   None    Sole
GOOGLE, INC. CMN CLASS A            COMMON     38259P508    399.02636
Sole      758   None    Sole
HARTFORD FINANCIAL SRVCS GROUP      COMMON     416515104    9540.2175
Sole   147750   None    Sole
HOSPIRA, INC. CMN                   COMMON     441060100    4359.5559
Sole   108690   None    Sole
JAMBA,INC. CMN                      COMMON     47023A101         22.2
Sole    12000   None    Sole
JOHNSON & JOHNSON CMN               COMMON     478160104    11536.162
Sole   179300   None    Sole
KIMBERLY CLARK CORP CMN             COMMON     494368103    10306.072
Sole   172400   None    Sole
KINDER MORGAN ENERGY PARTNERS,      COMMON     494550106   5686.29909
Sole   102033   None    Sole
KINDER MORGAN MANAGEMENT, LLC       COMMON     49455U100    7764.7392
Sole   144192   None    Sole
KRAFT FOODS INC CMN CLASS A         COMMON     50075N104     25.00755
Sole      879   None    Sole
LEHMAN BROTHERS HOLDINGS INC C      COMMON     524908100      1763.09
Sole    89000   None    Sole
LOEWS CORPORATION CMN               COMMON     540424108        19698
Sole   420000   None    Sole
MAGELLAN MIDSTREAM PARTNERS LP      COMMON     559080106     1516.134
Sole    42600   None    Sole
MEDCO HEALTH SOLUTIONS, INC. C      COMMON     58405U102   14476.1456
Sole   306698   None    Sole
MICROSOFT CORPORATION CMN           COMMON     594918104    275.87028
Sole    10028   None    Sole
MIDDLESEX WATER CO CMN              COMMON     596680108    110.58894
Sole     6666   None    Sole
NIKE CLASS-B CMN CLASS B            COMMON     654106103       2.3844
Sole       40   None    Sole
NORFOLK SOUTHERN CORPORATION C      COMMON     655844108      71.4438
Sole     1140   None    Sole
ONEOK PARTNERS, L.P. LIMITED P      COMMON     68268N103      1375.14
Sole    24600   None    Sole
PEPSICO INC CMN                     COMMON     713448108      197.129
Sole     3100   None    Sole
PFIZER INC. CMN                     COMMON     717081103  18688.96925
Sole  1069775   None    Sole
PHILIP MORRIS INTL INC CMN          COMMON     718172109     2775.718
Sole    56200   None    Sole
PLAINS ALL AMERICAN PIPELINE L      COMMON     726503105     1912.664
Sole    42400   None    Sole
PROCTER & GAMBLE COMPANY (THE)      COMMON     742718109  17297.22207
Sole   284447   None    Sole
SIGMA-ALDRICH CORPORATION CMN       COMMON     826552101     6821.369
Sole   126650   None    Sole
STANDARD & POORS DEP RCPTS SPD      COMMON     78462F10       275.157
Sole     2150   None    Sole
STATE STREET CORPORATION (NEW)      COMMON     857477103      537.516
Sole     8400   None    Sole
STD & PRS 400 MID-CAP DEP RCPT      COMMON     59563510        342.24
Sole     2300   None    Sole
SUNOCO LOGISTICS PARTNERS LP C      COMMON     86764L108        562.8
Sole    12000   None    Sole
TARGA RESOURCES PARTNERS LP CM      COMMON     87611X105       253.55
Sole    11000   None    Sole
TC PIPELINES, L.P. CMN              COMMON     87233Q108     2759.292
Sole    78300   None    Sole
TEPPCO PARTNERS L.P. UNITS REP      COMMON     872384102    1003.9975
Sole    30250   None    Sole
TIFFANY & CO CMN                    COMMON     886547108       203.75
Sole     5000   None    Sole
TOOTSIE ROLL & IND. CMN             COMMON     890516107      0.70364
Sole       28   None    Sole
TOOTSIE ROLL INDS INC CL-B CMN      COMMON     89051620       20.5425
Sole      747   None    Sole
WALT DISNEY COMPANY (THE) CMN       COMMON     254687106      6860.88
Sole   219900   None    Sole
WILLIAMS PARTNERS L. P. CMN         COMMON     96950F104      883.665
Sole    26900   None    Sole
WILLIAMS PIPELINE PARTNERS L.P      COMMON     96950K103      286.516
Sole    16600   None    Sole
WILLIAMS-SONOMA, INC. CMN           COMMON     969904101  95158.25472
Sole  4796283   None    Sole
WYETH CMN                           COMMON     983024100       407.66
Sole     8500   None    Sole
ZIMMER HLDGS INC CMN                COMMON     98956P102    15696.413
Sole   230660   None    Sole

                                                          361494.8052